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[Janus letterhead]




October 20, 2006


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549-0505

Re:  JANUS INVESTMENT FUND (the "Registrant")
     1933 Act File No. 2-34393
     1940 Act File No. 811-1879

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find soliciting material pursuant to Rule 14a-12 relating to the preliminary proxy statement filed with the Securities and Exchange Commission on October 20, 2006.

No fee is required in connection with this filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934.

Please call me at (303) 336-7823 with any questions or comments.

Sincerely,

/s/Richard C. Noyes

Richard C. Noyes
Associate Counsel

Enclosure

cc:  Stephanie Grauerholz-Lofton, Esq.
     Larry Greene, Esq.
     Kelley Abbott Howes, Esq.
     Cindy A. Antonson
     Donna Brungardt